7. MINERAL PROPERTY INTERESTS (Details 1) (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Total all locations	$ 1,897,609	$ 1,564,146
US [Member]
Total all locations	1,531,747	533,028
Mongolia [Member]
Total all locations	348,390	946,310
Other [Member]
Total all locations	$ 17,472	$ 84,808